Vessels and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Vessels and Equipment

14) Vessels and Equipment

(U.S. Dollars in thousands)	Vessels & equipment	Accumulated depreciation	Net Vessels
Vessels, December 31, 2015	$1,351,219	$(158,292)	$1,192,927

Additions	115,934	—	115,934
Drydock costs	4,258	—	4,258
Disposals	(2,498)	2,498	—
Depreciation for the year	—	(56,230)	(56,230)

Vessels, December 31, 2016	$1,468,913	$(212,024)	$1,256,889

Additions	522,369	—	522,369
Drydock costs	15,348	—	15,348
Disposals	(3,289)	3,289	—
Depreciation for the year	—	(71,583)	(71,583)

Vessels, December 31, 2017	$2,003,341	$(280,318)	$1,723,023

As of December 31, 2017 and 2016, Vessels with a book value of $1,723 million and $1,257 million, respectively, are pledged as security held as a guarantee for the Partnership’s long-term debt. See Note 17—Long-Term Debt.

Drydocking activity for the years ended December 31, 2017 and 2016 is summarized as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2017	2016
Balance at the beginning of the year	$6,962	$5,267
Costs incurred for drydocking	6,885	2,595
Costs allocated to drydocking as part of acquistion of business	8,463	1,663
Drydock amortization	(4,562)	(2,563)

Balance at the end of the year	$17,748	$6,962